Financial instruments - Derivatives, cash flow and credit risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivatives
Derivative financial instruments
Maximum credit exposure	€ 114,274	€ 134,441
Derivatives designated as hedging instruments | Less than 1 year
Derivative financial instruments
Cash flow from derivative financial instruments	(2,370)	(2,879)
Derivatives designated as hedging instruments | 1 to 3 Years
Derivative financial instruments
Cash flow from derivative financial instruments	(530)	(953)
Derivatives not designated as hedging instruments | Less than 1 year
Derivative financial instruments
Cash flow from derivative financial instruments	€ 1,762	16,331
Derivatives not designated as hedging instruments | 1 to 3 Years
Derivative financial instruments
Cash flow from derivative financial instruments		€ (119)